11. Employee and Director Benefit Programs (Details 3) $ in Thousands	Dec. 31, 2017 USD ($)
Employee And Director Benefit Programs Details 3
2018	$ 227
2019	304
2020	357
2021	357
2022	346
Thereafter	$ 9,005